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91-507

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
FEB 08 2005
DIVISION OF MARKET REGULATION

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Pacific Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
PowerShares

3. Class of New Derivative Securities Product:
Exchange Traded Fund

05004578

4. Name of Underlying Instrument:
PowerShares Golden Dragon Halter USX China Portfolio

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Not applicable.

6. Ticker Symbol(s) of New Derivative Securities Product:
PGJ

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
AMEX

PROCESSED
FEB 24 2005 E
THOMSON FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Alden Adkins

Title:
Chief Regulatory Officer

Telephone Number:
(415) 393-4037

Manual Signature of Official Responsible for Form:
Alden Adkins / B

Date:
02/07/05

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	February 8, 2005

SEC 2449 (1/99)

PACIFIC EXCHANGE
STOCK & OPTIONS

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

FEB 0 8 2005

DIVISION OF MARKET REGULATION

VIA FEDERAL EXPRESS

February 7, 2005

Ms. Gayle Fortson
Division of Market Regulation
Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549

Re: **Form 19b-4(e)**

Dear Ms. Fortson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find one original and nine copies of Form 19b-4(e) with respect to exchange traded funds.

If you have any questions or concerns, please do not hesitate to call me at (415) 393-4107.

Sincerely,

Tania J.C. Blanford
Regulatory Policy

Enclosures

cc: Janet Angstadt (ARCA)
Office of the Corporate Secretary (PCX, PCXE)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	February 8, 2005